Related Party Transactions - Additional Information (Detail) - USD ($)					2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Nov. 16, 2020	Oct. 05, 2020	Sep. 14, 2020	Jul. 29, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Aug. 04, 2020	Jul. 31, 2020
Related Party Transaction [Line Items]
Payments of stock issuance costs							$ 700,626
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Administrative monthly fees		$ 10,000
Administrative Services Agreement [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to related party current for administrative expenses						$ 120,000	30,000	$ 120,000
Administrative Services Agreement [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related party transaction expenses					$ 0	30,000	30,000	90,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity										$ 300,000
Repayments of debt		$ 171,395
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Working capital loans outstanding						0	0	0
Convertible debt						$ 1,500,000	$ 1,500,000	$ 1,500,000
Warrant issue price						$ 1.00	$ 1.00	$ 1.00
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares, issued						10,000,000	10,000,000	10,000,000
Common stock shares outstanding						10,000,000	10,000,000	10,000,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Payments of stock issuance costs				$ 25,000
Stock repurchased and retired during period, shares			2,875,000
Stock issued during period subject to forfeiture			1,500,000
Percent of stock convertible			20.00%
Stock price threshold limit						$ 12.00	$ 12.00	$ 12.00
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of common stock				$ 11,500,000
Common stock, shares, issued	10,000,000								14,375,000
Common stock shares outstanding	10,000,000		11,500,000				10,000,000		14,375,000
Share based compensation by share based payment arrangement shares forefieted	1,500,000